CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Jun. 30, 2014	$ 55,459,374	$ 456	$ 8,852,257	$ 6,196,949	$ 34,370,050	$ 6,039,662
Balance (in shares) at Jun. 30, 2014		4,560,000
Dividends distribution	(35,000,000)	$ 0	0	0	(35,000,000)	0
Reserve acquisition	32,575,750	$ 234	32,575,516	0	0	0
Reserve acquisition (in shares)		2,337,059
Exercise of warrants	182	$ 182	0	0	0	0
Exercise of warrants (in shares)		1,823,935
Net income loss for the year	1,406,519	$ 0	0	0	1,406,519	0
Foreign currency translation adjustment	3,966,141	0	0	0	0	3,966,141
Appropriation to statutory reserves	0	0	0	983,551	(983,551)	0
Balance at Jun. 30, 2015	58,407,966	$ 872	41,427,773	7,180,500	(206,982)	10,005,803
Balance (in shares) at Jun. 30, 2015		8,720,994
Exercise of warrants	4,113,036	$ 90	4,112,946	0	0	0
Exercise of warrants (in shares)		897,858
Net income loss for the year	(6,755,603)	$ 0	0	0	(6,755,603)	0
Foreign currency translation adjustment	(12,263,307)	0	0	0	0	(12,263,307)
Balance at Jun. 30, 2016	43,502,092	$ 962	45,540,719	7,180,500	(6,962,585)	(2,257,504)
Balance (in shares) at Jun. 30, 2016		9,618,852
Issuance of shares for professional services	2,418,688	$ 144	2,418,544	0	0	0
Issuance of shares for professional services (in shares)		1,442,827
Net income loss for the year	(28,427,244)	$ 0	0	0	(28,427,244)	0
Foreign currency translation adjustment	(1,881,886)	0	0	0	0	(1,881,886)
Balance at Jun. 30, 2017	$ 15,611,650	$ 1,106	$ 47,959,263	$ 7,180,500	$ (35,389,829)	$ (4,139,390)
Balance (in shares) at Jun. 30, 2017		11,061,679